DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets	$ 297	$ 111
Prepaid expenses and other current assets [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative assets	953	10
Accrued Expenses And Other Liabilities [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative liabilities
Accrued Expenses And Other Liabilities [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative liabilities		$ (212)